Contingent liabilities and financial commitments	6 Months Ended
Jun. 30, 2018
Disclosure Of Contingent Liabilities [Abstract]
Contingent liabilities and financial commitments

Notes to the Interim Financial Statements

CONTINGENT LIABILITIES AND FINANCIAL COMMITMENTS

The Group has contingent liabilities in respect of litigation, taxes and guarantees in various countries, as described in Note 28 to the 2017 Annual Report and Accounts and Form 20-F, pages 172 to 188. The Group is subject to contingencies pursuant to requirements that it complies with relevant laws, regulations and standards. Failure to comply could result in restrictions in operations, damages, fines, increased tax, increased cost of compliance, interest charges, reputational damage or other sanctions. These matters are inherently difficult to quantify.

In cases where the Group has an obligation as a result of a past event existing at the balance sheet date, it is probable that an outflow of economic resources will be required to settle the obligation and the amount of the obligation can be reliably estimated, a provision will be recognised based on best estimates and management judgement. There are, however, contingent liabilities in respect of litigation, taxes in some countries and guarantees for which no provisions have been made. While the amounts that may be payable or receivable could be material to the results or cash flows of the Group in the period in which they are recognised, the Board does not expect these amounts to have a material effect on the Group’s financial condition.

Taxes

The Group has exposures in respect of the payment or recovery of a number of taxes. The Group is and has been subject to a number of tax audits covering, among others, excise tax, value-added taxes, sales taxes, corporate taxes, withholding taxes and payroll taxes. The estimated costs of known tax obligations have been provided in these accounts in accordance with the Group’s accounting policies. In some countries, tax law requires that full or part payment of disputed tax assessments be made pending resolution of the dispute. To the extent that such payments exceed the estimated obligation, they would not be recognised as an expense.

There are disputes that may proceed to litigation in a number of countries including Brazil, South Africa and the Netherlands. In the Netherlands, the Dutch tax authority has issued further assessments related to a number of intra-group transactions and reorganisations. The assessments issued to date primarily covers the years between 2008 to 2014 in the sum of €978 million (£865 million) including tax, interest and penalties. The Group has appealed against the assessments in full.

In Bangladesh, on 25 July 2018, the Appellate Division of the Supreme Court in Bangladesh reversed the decision of the High Court against BAT Bangladesh in respect of the retrospective demands for VAT and Supplementary Duty amounting to approximately £170 million. The Attorney General has 30 days from receipt of the certified Court Order in which to seek a review of this decision.

The Group is also appealing the ruling in respect of sales taxes and penalties in South Korea.

Group litigation

Group companies, as well as other leading cigarette manufacturers, are defendants in a number of product liability cases. In a number of the cases, the amounts of compensatory and punitive damages sought are significant.

While it is impossible to be certain of the outcome of any particular case or of the amount of any possible adverse verdict, the Group believes that the defences of the Group’s companies to all these various claims are meritorious on both the law and the facts, and a vigorous defence is being made everywhere. If an adverse judgment is entered against any of the Group’s companies in any case, an appeal will be made. Such appeals could require the appellants to post appeal bonds or substitute security in amounts that could in some cases equal or exceed the amount of the judgment. At least in the aggregate, and despite the quality of defences available to the Group, it is not impossible that the Group’s results of operations or cash flows in a particular period could be materially affected by this and by the final outcome of any particular litigation.

Notes to the Interim Financial Statements
Contingent liabilities and financial commitments cont…

In Canada, following the implementation of legislation enabling provincial governments to recover healthcare costs directly from tobacco manufacturers, ten actions for recovery of healthcare costs arising from the treatment of smoking and health-related diseases have been brought and are proceeding in ten provinces. Damages sought have not yet been quantified by all ten provinces; however, in respect of five provinces, the damages quantified in each of the provinces range between CAD$10 billion and CAD$118 billion. Legislation in two of the three territories has received the Royal Assent but is not yet in force. On 15 June 2018, the province of Ontario delivered an expert report quantifying its damages in the range of CAD$280 billion and CAD$630 billion in 2016/2017 dollars for the period 1954 – 2060. The province is seeking to amend its Statement of Claim to claim damages of CAD$330 billion from CAD$50 billion.

In respect of the two class actions against the Group’s subsidiary Imperial Tobacco Canada (“ITCAN”) in Quebec, in 2015 the Quebec Court of Appeal upheld the Order for Security, of which ITCAN’s share is CAD$758 million, which has been paid in full to the Court escrow account as required by the judgment. ITCAN continues to retain strong legal grounds to appeal the original judgment.  No charge against profit has been made with regards to the deposit, as ITCAN continues to assess that the deposits are fully recoverable upon a successful appeal of the original judgment.

As at 30 June 2018 the Group’s subsidiary, R. J. Reynolds Tobacco Company (“RJRT”), had been served in 2,427 pending Engle progeny cases filed on behalf of approximately 3,072 individual plaintiffs. Many of these are in active discovery or nearing trial. Since 1 January 2016 through to 30 June 2018, RJRT or Lorillard Tobacco Company has paid judgments in 20 Engle progeny cases and have cumulatively paid US$116.6 million in compensatory or punitive damages and US$56.9 million for attorneys’ fees and statutory interest, for a total of US$173.5 million in these cases. In addition, since 1 January 2016 through to 30 June 2018, outstanding jury verdicts in favour of the Engle progeny plaintiffs had been entered against RJRT or Lorillard Tobacco Company for US$137.2 million in compensatory damages (as adjusted) and US$176.3 million in punitive damages. A significant majority of these verdicts are in various stages in the appellate process and have been bonded as required by Florida law under the US$200 million bond cap passed by the Florida legislature in 2009. Although the Group cannot currently predict when or how much it may be required to bond and pay, RJRT will likely be required to bond and pay additional judgments as the litigation proceeds.

Criminal investigations

As previously reported by the Group, it has been investigating, through external legal advisors, allegations of misconduct and has been liaising with the UK’s Serious Fraud Office (SFO) and other relevant authorities. It was announced in August 2017 that the SFO had opened an investigation in relation to the Company, its subsidiaries and associated persons. The Group is cooperating with the SFO’s investigation. The outcomes of these matters will be decided by the relevant authorities or, if necessary, the courts. It is too early to predict the outcomes, but these could include the prosecution of individuals and/or of a Group company or companies. Accordingly, the potential for fines, penalties or other consequences cannot currently be assessed. As the investigation is ongoing, it is not yet possible to identify the timescale in which these matters might be resolved.

Summary
Having regard to all these matters, with the exception of Fox River, the Group does not consider it appropriate to make any provision or charge in respect of any pending litigation. The Group does not believe that the ultimate outcome of this litigation will significantly impair the Group’s financial condition. If the facts and circumstances change, then there could be a material impact on the financial statements of the Group. Full details of the litigation against Group companies and tax disputes as at 31 December 2018 will be included in the Annual Report and Form 20-F for the year ended 31 December 2018. Whilst there has been some movement on new and existing cases against Group companies, there have been, except as otherwise stated, no material developments to date in 2018 that would impact on the financial position of the Group.